Schedule of prepayments and other receivables (Details)		Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposit for acquisition of 49% shares of a company (note (a))	[1]	$ 5,457,206	£ 3,977,212
Prepayments to professional parties for IPO					605,503
Prepayments to suppliers		609,011	443,847		514,140
Other receivables		123,437	89,961		235,128
Total prepayments and other receivables		6,189,654	4,511,020		1,354,771
Less: allowance for expected credit losses		(167,536)	(122,100)
Total prepayments and other receivables, net		$ 6,022,118	£ 4,388,920		£ 1,354,771

[1]	On April 8, 2025, the Company signed a memorandum of understanding and intended to acquire 49% shares of a company in Hong Kong. The refundable deposit is GBP3,977,212 (US$5,457,206). As of the date of this consolidated financial statement, the Company is in the process of finalizing the transaction with the transferor and it is expected that the transaction will be completed before December 31, 2025.